Capital Disclosures (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Capital Disclosures [Abstract]
Cash	$ (12,833)	$ (15,956)
Current portion of long-term debt	8,478	8,059
Current portion of contingent consideration	3,185	0
Contingent consideration	2,704	5,359
Long-term debt	112,418	101,860
Share capital	307,959	316,685
Deficit	(186,869)	(155,075)
Accumulated other comprehensive income	6,078	7,998
Contributed surplus	15,523	14,948
Capital	$ 256,643	$ 283,878